Furniture, Fixtures and Equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost			$ 25,003	$ 14,211
Accumulated depreciation			(3,849)	(2,167)
Furniture, fixtures and equipment, net	$ 23,259		21,154	12,044
Depreciation expense			2,300
Depreciation and amortization	$ 1,040	$ 468	2,527	1,174	$ 799
Computer software with not yet amortized			4,700	5,500
Rental pool equipment
Property, Plant and Equipment [Line Items]
Total cost			7,711	0
Depreciation expense			411
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Total cost			7,862	6,549
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost			804	537
Computer software
Property, Plant and Equipment [Line Items]
Total cost			$ 8,626	$ 7,125